NOTE 9 - Derivative Liability - Warrants: Schedule of Assumptions used to estimate the fair value of the warrants (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Assumptions used to estimate the fair value of the warrants

(ii)The following assumptions were used to estimate the fair value of the warrants:

March 31, 2024
Expected life of warrants	1.58 years
Expected volatility	50%
Expected dividend yield	0%
Risk-free interest rate	4.79%
Market Price of common share	CAD 9.80
Exercise price	USD 7.77